Investment Strategy - Dynamic Alpha Macro Fund	Oct. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s Adviser delegates execution of the Fund’s investment strategy to a Sub-Adviser, Dynamic Wealth Group, LLC; and to a Futures Trading Adviser,(AG Capital Management Partners, L.P. Dynamic in the Fund’s name is a reference to the active management employed by the Sub-Adviser and Futures Trading Adviser. “Alpha” in the Fund’s name is a reference to the goal of producing above-market returns, such as exceeding the S&P 500 Index return over a long-term investing horizon. Macro in the Fund’s name is a reference to the major macro-economic themes such as growth rates, interest rates, and inflation that inform the Sub-Adviser’s and Futures Trading Adviser’s analysis.

The Fund seeks to achieve its investment objective by allocating its assets approximately equally 50%/50% among two principal strategies:

●	Equity Securities Strategy

●	Futures Trading Strategy

The Equity Securities Strategy is designed to achieve capital appreciation primarily by selecting exchange-traded funds (“ETFs”) that hold domestic common stocks that are representative of (i) growth stocks, (ii) above-average dividend paying stocks, and (iii) broad market stocks. An example of broad market stocks would be those included in the S&P 500 Index. The Sub-Adviser anticipates allocating the 50% of the portfolio delegated to it under the Equity Securities Strategy as follows: (i) approximately 40% to growth stocks; (ii) approximately 40% to above-average dividend paying stocks; and (iii) approximately 20% to broad market stocks. These percentages will respectively represent approximately 20%, 20%, and 10% of the Fund’s overall holdings. The Fund invests in stocks of issuers of any capitalization. The Sub-Adviser executes its strategy primarily by selecting sector-representative ETFs rather than selecting individual stocks. The Sub-Adviser chooses ETFs based upon relative expenses, manager tenure, liquidity, historical returns, and the volatility of those returns. The Sub-Adviser sells ETFs to rebalance portfolio allocations or when a more-attractive ETF becomes available.

The Futures Trading Strategy is designed to achieve capital appreciation primarily by selecting long and short futures positions generally among U.S. exchange-traded financial futures on: (i) currencies, (ii) debt, and (iii) equities and among U.S. exchange-traded commodity futures on: (i) energy, (ii) metals and (iii) agricultural foodstuffs. A futures contract is a legally binding agreement to buy or sell a standardized asset on a specific date or during a specific month. The Fund gains on long positions when the futures price rises and loses when the futures price falls. The opposite is true for short positions. The Futures Trading Adviser does not have an allocation target among futures and takes an opportunistic approach. The Futures Trading Adviser uses fundamental analysis and technical price-pattern analysis to develop forecasts for the price of financial and commodity futures. It sells a long position and buys back a short position when a price target has been reached, or vice versa.

The Fund executes a portion of its Futures Trading Strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Fund with exposure to certain futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary also invests in short-term U.S. government securities intended to serve as margin or collateral for futures positions. The Fund’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Fund. To the extent the Futures Trading Strategy does not require all assets allocated to it for futures margin, the Sub-Adviser may invest the excess in investment grade and high-quality debt instruments.

The Sub-Adviser and Futures Trading Adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.